Investment Risks - Tuttle Capital AI Bottleneck ETF	Oct. 30, 2026
AI Bottleneck Companies Risk [Member]
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AI Bottleneck Companies Risk. The Fund’s investment thesis is predicated on the identification and persistence of industrial bottlenecks in the AI value chain. If those bottlenecks are resolved through capacity expansion, technological substitution, demand decline, or changes in industrial policy, the companies held by the Fund may underperform broader equity markets. The Advisor’s identification of a particular activity as a bottleneck is a matter of investment judgment and may prove incorrect.

Artificial Intelligence Risk [Member]
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Artificial Intelligence Risk. The Fund primarily invests in companies whose businesses are tied to the buildout of AI infrastructure. Companies that develop, rely on, or integrate AI technologies into their products, services, or operations face risks related to the complexity, cost, and uncertainty of AI development and deployment. AI systems may produce inaccurate, biased, unreliable, or unintended results and may not perform as expected. Such companies may be subject to heightened regulatory scrutiny, evolving legal and compliance requirements, cybersecurity and data privacy risks, intellectual property disputes, and other operational challenges. Significant investments in AI infrastructure, talent, and research may not generate anticipated benefits, and rapid technological change or increased competition may adversely affect a company’s market position, operating results, or financial condition.

Foreign Securities Risk [Member]
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Foreign Securities Risk. Foreign securities have investment risks different from those associated with domestic securities. Foreign securities are subject to risks including currency fluctuation, less stringent regulatory and accounting standards, political and economic instability, capital controls, expropriation, and limited liquidity, each of which may affect the Fund’s returns and NAV. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk [Member]
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Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Advisor’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets.

Depositary Receipts Risk [Member]
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Depositary Receipts Risk. The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Geopolitical Risk - Taiwan and China [Member]
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Geopolitical Risk — Taiwan and China. A meaningful portion of the Fund’s portfolio is comprised of issuers located in or with significant operations in Taiwan and China. Heightened tensions between Taiwan, China, and the United States, including military escalation, trade restrictions, export controls, sanctions, or delisting of Chinese issuers from U.S. exchanges, could materially impair the value of the Fund’s investments. The semiconductor supply chain is particularly exposed to such risk. China A-shares accessed through Stock Connect or other qualified channels are subject to additional limitations including trading suspensions, quota restrictions, and the risk of regulatory changes.

Semiconductor Capital Equipment & Test Risk [Member]
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Semiconductor Capital Equipment & Test Risk. The semiconductor capital equipment and lithography industries are highly concentrated and capital-intensive. A limited number of companies supply the advanced lithography equipment, deposition, etch, and inspection tools required to manufacture leading-edge semiconductors. These companies face long equipment lead times, multiyear customer order cycles, and significant research and development expenditures. Demand for their products is directly tied to the capital spending plans of major semiconductor manufacturers and foundries, which can shift rapidly in response to changes in end-market demand, trade policy, or access to technology. Export controls, particularly those restricting the sale of advanced semiconductor manufacturing equipment to China, have created and may continue to create material revenue disruptions for companies in this sleeve. A reduction in semiconductor capital expenditure cycles, delays in technology transitions, or the inability to achieve next-generation lithography milestones could adversely affect the Fund’s investments in this category.

Compute and Advanced Packaging Risk [Member]
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●	Compute and Advanced Packaging Risk. A significant portion of advanced semiconductor packaging capacity is concentrated in a small number of producers, with the majority located in Taiwan. Disruptions to these facilities, whether from natural disaster, geopolitical conflict, regulatory action, or commercial dispute, could have an outsized adverse effect on the Fund’s portfolio.

Memory Industry Risk [Member]
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Memory Industry Risk. The memory semiconductor industry has historically been highly cyclical, with significant price volatility tied to industry-wide supply and demand imbalances. The Fund’s investments in memory producers may experience substantial volatility independent of broader equity market movements.

Power Generation and Grid Risk [Member]
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Power Generation and Grid Risk. The Fund invests in companies that manufacture gas turbines, transformers, switchgear, and other power-related equipment. Demand for these products is sensitive to utility capital spending cycles, interest rates, regulatory approvals for new generation and transmission projects, and commodity input costs. Order backlogs can lengthen or contract rapidly with shifts in customer planning.

Nuclear Fuel Cycle Risk [Member]
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Nuclear Fuel Cycle Risk. The Fund invests in companies engaged in uranium mining, nuclear fuel conversion and enrichment, and nuclear component manufacturing. These businesses are subject to public policy risk, environmental and safety regulation, long permitting timelines, geopolitical events affecting uranium supply, and commodity price volatility. Demand for nuclear fuel from small modular reactor (“SMR”) projects is dependent on the commercialization of SMR technology, which remains in early stages.

Semiconductor and Eletrification Materials Risk [Member]
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Semiconductor and Eletrification Materials Risk. The Fund invests in producers of copper, rare earth elements, industrial gases, and other materials. The market prices of these commodities are subject to substantial volatility driven by global supply and demand, currency movements, central bank actions, and changes in industrial demand. Mining operations are also subject to operational, environmental, and political risk.

Advanced Packaging Risk [Member]
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Advanced Packaging Risk. Advanced semiconductor packaging — including chip-on-wafer-on-substrate (CoWoS), fan-out wafer-level packaging, and 3D chip stacking — has become a critical bottleneck in the AI semiconductor supply chain. Capacity for these processes is highly concentrated among a small number of producers, with the majority located in Taiwan. Demand from AI accelerator customers has substantially outpaced available supply, resulting in extended lead times and order backlogs. Any disruption to these facilities — whether from natural disaster, geopolitical conflict, labor shortages, equipment delays, or regulatory action — could have an outsized adverse effect on the Fund’s portfolio. In addition, technological transitions in packaging methodology could cause rapid shifts in competitive positioning among the Fund’s holdings.

Optical and Electrical Interconnect Risk [Member]
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Optical and Electrical Interconnect Risk. The Fund invests in companies engaged in the design and manufacture of photonic integrated circuits, optical transceivers, silicon photonics components, and electrical/optical interconnect systems used in AI data center infrastructure. These markets are subject to rapid technology cycles, with new generations of transceivers and co-packaged optics requiring significant capital investment. Revenue concentration among a limited number of hyperscale customers means that purchasing decisions by a small number of buyers can materially affect the revenues and valuations of companies in this sleeve. Yield challenges associated with the integration of photonic components with standard semiconductor processes may delay or impair the commercialization of next-generation products. Pricing pressure from competing technologies or new entrants could also adversely affect the Fund’s investments in this category.

Data Center Cooling & Facility Infrastructure Risk [Member]
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Data Center Cooling & Facility Infrastructure Risk. The Fund invests in companies that provide cooling systems, thermal management equipment, and related facility infrastructure for AI data centers, including manufacturers of liquid cooling systems, precision air handlers, power distribution units, and related mechanical and electrical infrastructure. Demand for these products is driven by the rapid increase in the thermal density of AI accelerator clusters, which require substantially more power and cooling than prior-generation data center workloads. Supply chain constraints in materials and components, long manufacturing lead times, and project-based revenue cycles may cause significant volatility in the revenues and order backlogs of these companies. Changes in data center design standards, cooling technology, or energy regulation could accelerate or impair demand for the products of particular companies held by the Fund.

Data Center Siting Risk [Member]
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Data Center Siting Risk. The Fund invests in companies whose operations are tied to the siting, development, and grid interconnection of data centers and related AI infrastructure. These companies face risk from the limited availability of suitable land and power in high-demand markets, lengthy interconnection queues with electric utilities, permitting delays, and increasing regulatory scrutiny of large-scale power consumption. Access to reliable, affordable power — including natural gas, nuclear, and renewable sources — is a critical constraint for data center development. Changes in electricity pricing, grid stability, environmental regulation, water availability for cooling, or local zoning and land use law could adversely affect the operations or growth prospects of companies in this sleeve.

Derivatives Risk [Member]
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Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). Investment in a derivative instrument may result in losses that would exceed investment directly in an underlying asset; for instance, in addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including liquidity, leverage and counterparty risks. Derivative instruments may be less liquid than direct investments in underlying assets and present challenges to sell or close out of such positions at an optimal time or price. This risk may be heightened under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulations that could impact the Fund’s ability to use certain derivatives or significantly increase their cost. Derivatives also create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Swap Transactions Risk [Member]
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●	Swap Transactions Risk. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. Certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may increase risk of loss and costs for the Fund. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty through an account with a futures commission merchant that is a member of the clearing house.”

Currency Risk [Member]
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Currency Risk. Because the Fund holds non-U.S. securities, the value of an investment in the Fund will fluctuate with movements in foreign currency exchange rates. The Fund does not currently intend to hedge its currency exposure.

Market Risk [Member]
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Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

ETF Structure Risks [Member]
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ETF Structure Risks. Shares of the Fund trade on CBOE BZX Exchange, Inc. (the “Exchange”). Shares may trade at prices that differ from their net asset value (“NAV”). The market price of Shares may be more or less than NAV during the trading day, and there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares may be halted, and authorized participants may be unable to create or redeem Shares, including as a result of foreign market closures or limited liquidity in non-U.S. portfolio holdings.

Not individually redeemable [Member]
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●	Not individually redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units” which are only available to APs. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading issues [Member]
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●	Trading issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Cash purchases [Member]
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●	Cash purchases. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

Market price variance risk [Member]
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●	Market price variance risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund shares and the Fund’s NAV.

○	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

○	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

New Fund Risk [Member]
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New Fund Risk. The Fund is newly organized and has no operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may be liquidated at an inopportune time..

Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s judgments about the attractiveness , income potential, and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results. The portfolio manager may rely on poorly chosen, ineffective investment techniques or risk analysis, and they may apply poor judgement to otherwise effective investment and analysis methods. Investors may lose money as a result.

Investment Risk [Member]
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Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objective will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing global conflicts may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. The Fund’s investments in equity securities are subject to the risk that an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Sector Risk [Member]
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Sector Risk. The Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.

Information Technology [Member]
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●	Information Technology. The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

Cybersecurity Risk [Member]
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Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Risk Lose Money [Member]
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Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is non-diversified and may invest a greater percentage of its assets in fewer issuers resulting in greater volatility than a diversified fund. A decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.